Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Depositor”)

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

(collectively, the “Specified Parties”)

Re:	GS Mortgage Securities Corporation Trust 2022-SHIP (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2022-SHIP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 18 February 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 February 2022

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one componentized promissory note, evidencing a one-year (subject to four consecutive one-year extension options) floating-rate, interest-only mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured primarily by the borrowers’ fee simple interests in 10 industrial warehouse and distribution properties located throughout nine states (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 9 March 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including the extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the:
i.	Original Amortization Term (Mos.),
ii.	Fully Extended Amortization Term and
iii.	Remaining Amortization Term (Mos.) and
c.	Use the “Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5
7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Margin and
b.	SOFR Floor,

as shown on the Final Data File, and a SOFR assumption of 0.05000% provided by the Depositor, we recalculated the “Mortgage Loan Rate (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Margin and
b.	SOFR Strike Cap,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (At SOFR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Mortgage Loan Interest Rate (At SOFR Cap) and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Payment ($),
ii.	Mortgage Loan Annual Debt Service ($) and
iii.	Mortgage Loan Annual Debt Service at SOFR Cap ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Payment ($),” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service at SOFR Cap ($)” of the Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At SOFR Cap),” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 5 of 5

11.	Using the:
a.	Mortgage Loan Annual Debt Service ($),
b.	Mortgage Loan Annual Debt Service at SOFR Cap ($),
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($),
e.	Cut-off Date Balance ($),
f.	Allocated Mortgage Loan Amount ($),
g.	Balloon Balance ($),
h.	Appraised Value ($),
i.	Total SF and
j.	Footprint SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Mortgage Loan NCF DSCR at SOFR cap,
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	Mortgage Loan Cut-off Date LTV Ratio (%),
vii.	Mortgage Loan LTV Ratio at Maturity (%),
viii.	% of Initial Pool Balance,
ix.	Loan Per Total SF ($) and
x.	Loan Per Footprint SF ($)

of the Mortgage Loan, and with respect to viii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through vii. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Amended and Restated Promissory Note (see Note 1)	14 February 2022

Amended and Restated Loan Agreement (see Note 1)	17 February 2022

Amended and Restated Cash Management Agreement (see Note 1)	9 February 2022

Amended and Restated Guaranty Agreement (see Note 1)	9 February 2022

Amended and Restated Environmental Indemnity Agreement (see Note 1)	9 February 2022

Allocated Loan Amount Schedule	Not Dated

Original Loan Settlement Statements	Various

Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	9 February 2022

Appraisal Reports	Various

Engineering Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	16 February 2022

Phase I Environmental Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Environmental Insurance Policies	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Pro Forma Title Policies	Not Dated

Tenant Lease Agreements	Various

Tenant Lease Abstracts	Various

Amended and Restated Master Property Management Agreement	7 December 2021

Manager Subsidiary Joinder Agreement	7 December 2021

Amended and Restated Assignment of Management Agreement	9 February 2022

CoStar Market Reports	15 February 2022

Original Facility Reports	Various

Note:

1.	The indicated provided Source Document(s) are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report or Engineering Report
City (see Note 1)	Appraisal Report or USPS Internet Site (www.usps.com)
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site (www.usps.com)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Flood Zone	Engineering Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Total SF	Underwritten Rent Roll
Footprint SF	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Clear Ceiling Height (ft)	Original Facility Report
# Dock High Doors	Original Facility Report
# of Dock Grade Doors	Original Facility Report
Office Build Out %	Original Facility Report
Land Acreage	Original Facility Report
# Parking Spaces	Original Facility Report
Property Manager	Amended and Restated Master Property Management Agreement, Manager Subsidiary Joinder Agreement or Amended and Restated Assignment of Management Agreement

Exhibit 2 to Attachment A Page 2 of 6

Third Party Information:

Characteristic	Source Document(s)

Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report or Portfolio Appraisal Report
Appraised Value ($) (see Note 2)	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Insurance Required (Y/N)	Environmental Insurance Policy

Major Tenant Information:

Characteristic	Source Document(s)

Single Tenant (Y/N)	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft (see Note 3)	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Amended and Restated Loan Agreement
Ongoing RE Tax Reserve ($)	Amended and Restated Loan Agreement
Upfront Insurance Reserve ($)	Amended and Restated Loan Agreement
Ongoing Insurance Reserve ($)	Amended and Restated Loan Agreement
Upfront Replacement Reserve ($)	Amended and Restated Loan Agreement
Ongoing Replacement Reserve ($)	Amended and Restated Loan Agreement
Replacement Reserve Caps ($)	Amended and Restated Loan Agreement
Upfront TI/LC Reserve ($)	Amended and Restated Loan Agreement
Ongoing TI/LC Reserve ($)	Amended and Restated Loan Agreement
TI/LC Caps ($)	Amended and Restated Loan Agreement
Upfront Debt Service Reserve ($)	Amended and Restated Loan Agreement
Ongoing Debt Service Reserve ($)	Amended and Restated Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Amended and Restated Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Amended and Restated Loan Agreement
Upfront Environmental Reserve ($)	Amended and Restated Loan Agreement
Ongoing Environmental Reserve ($)	Amended and Restated Loan Agreement
Ongoing Other Reserve ($)	Amended and Restated Loan Agreement
Other Reserve Description	Amended and Restated Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Amended and Restated Loan Agreement
Originator Entity Type	Amended and Restated Loan Agreement
Original Balance ($)	Amended and Restated Loan Agreement
Allocated Mortgage Loan Amount ($)	Allocated Loan Amount Schedule
Mortgage Loan Index	Amended and Restated Loan Agreement
Float Rate Change Frequency (Mos)	Amended and Restated Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

SOFR Floor	Amended and Restated Loan Agreement
SOFR Cap After Extension	Amended and Restated Loan Agreement
SOFR Lookback Days	Amended and Restated Loan Agreement
Extension Options (Y/N)	Amended and Restated Loan Agreement
Extension Options (#/Mos)	Amended and Restated Loan Agreement
Extension Spread Increase Description	Amended and Restated Loan Agreement
First Extension Fee	Amended and Restated Loan Agreement
Second Extension Fee	Amended and Restated Loan Agreement
Third Extension Fee	Amended and Restated Loan Agreement
Fourth Extension Fee	Amended and Restated Loan Agreement
Fully Extended Maturity Date	Amended and Restated Loan Agreement
Interest Accrual Method	Amended and Restated Loan Agreement
Interest Accrual Period	Amended and Restated Loan Agreement
First Due Date	Amended and Restated Loan Agreement
Last IO Due Date	Amended and Restated Loan Agreement
Due Date	Amended and Restated Loan Agreement
Grace Period – Late Fee	Amended and Restated Loan Agreement
Grace Period – Default	Amended and Restated Loan Agreement
Amortization Type	Amended and Restated Loan Agreement
Maturity Date	Amended and Restated Loan Agreement
Lockbox (see Note 5)	Amended and Restated Cash Management Agreement
Cash Management (see Note 6)	Amended and Restated Cash Management Agreement
Cash Management Triggers	Amended and Restated Loan Agreement
Prepayment Begin Date (see Notes 7 and 10)	Amended and Restated Loan Agreement
Prepayment End Date (see Notes 8 and 10)	Amended and Restated Loan Agreement
Open Period Begin Date (see Notes 9 and 10)	Amended and Restated Loan Agreement
Open Period (Payments) (see Note 10)	Amended and Restated Loan Agreement
Prepayment Type (see Note 10)	Amended and Restated Loan Agreement
Prepayment Provision (see Note 10)	Amended and Restated Loan Agreement
Partially Prepayable without Penalty	Amended and Restated Loan Agreement
Partially Prepayable without Penalty Description	Amended and Restated Loan Agreement
Partial Collateral Release Description	Amended and Restated Loan Agreement
Day of Month Prepayment Permitted	Amended and Restated Loan Agreement
Future Debt Allowed?	Amended and Restated Loan Agreement
Mortgage Assumable?	Amended and Restated Loan Agreement
Assumption Fee	Amended and Restated Loan Agreement
Terrorism Insurance Required (Y/N)	Amended and Restated Loan Agreement
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Condominium Present?	Amended and Restated Loan Agreement
Letter of Credit?	Amended and Restated Loan Agreement
Release Provisions (Y/N)	Amended and Restated Loan Agreement
Borrower Name	Amended and Restated Promissory Note
Tenant In Common (Y/N)	Amended and Restated Loan Agreement
Carve-out Guarantor	Amended and Restated Guaranty Agreement
Recourse	Amended and Restated Guaranty Agreement
Single Purpose Borrower (Y/N)	Amended and Restated Loan Agreement
Exit Fee	Amended and Restated Loan Agreement
Performance Test Trigger Level	Amended and Restated Loan Agreement
Sponsor	Amended and Restated Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for the Mortgage Loan, the Depositor instructed us to use the $1,500,000,000 “as is” appraised value and 1/14/2022 appraisal date, respectively, both as shown in the portfolio appraisal report Source Document. For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for each Property, the Depositor instructed us to use the individual “as is” appraised value and appraisal date for each Property, respectively, both as shown in the applicable appraisal report Source Document, even though the sum of the individual “as is” appraised values of the Properties does not equal the $1,500,000,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the Mortgage Loan.

3.	For the purpose of comparing the indicated characteristic for each Property, the Depositor instructed us to use the related “Footprint SF,” as shown on the Preliminary Data File.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

7.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Control Number
Loan / Property Flag
Number of Properties
Mortgage Loan Seller
Property Name
Pari Passu Split (Y/N)
Administrative Fee Rate (%)
First P&I Due Date
Cross-Collateralized (Y/N)
Crossed Group
Lockout Period
Lockout Expiration Date
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Other Subordinate Debt Balance ($)
Other Subordinate Debt Type
Environmental Phase II
Environmental Phase II Report Date
Letter of Credit Balance ($)
Letter of Credit Description
Related Group
Margin
PML or SEL (%)
Seismic Report Date
As-Stabilized Appraised Value ($)
As-Stabilized Appraisal Date
SOFR Strike Cap
SOFR Cap Expiration
SOFR Cap Counterparty
SOFR Cap Counterparty Rating (S&P / MIS / Fitch)
Loan Purpose
Ground Lease (Y/N)
Annual Ground Lease Payment ($)
Ground Lease Expiration Date
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Occupancy Date
Origination Date
Due on Sale
Due on Encumbrance
Upfront Other Reserve ($)
Earthquake Insurance Required (Y/N)
Blanket Insurance Policy (Y/N)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.